FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy on a recurring basis as of December 31, 2024 and 2025:

		Fair value measurement at reporting date using
		Quoted prices	Significant	Significant
		in active	other	other
		markets for	observable	unobservable
		identical assets	inputs	inputs
	December 31,
	2024	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	14,874,498	—	14,874,498	—
Held-to-maturity debt investments	5,420,043	—	5,420,043	—
Long-term investments
Long-term time deposits	15,568,643	—	15,568,643	—
Held-to-maturity debt investments	1,798,444	—	1,798,444	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	20,474,093	—	19,224,772	1,249,321
Available-for-sale debt investments	551,348	—	551,348	—
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	60,691
Investments accounted for at fair value	1,014,400	56,164	891,192	67,044
Available-for-sale debt investments	4,935,699	—	4,935,699	—
Total	64,697,859	56,164	63,264,639	1,316,365

22. FAIR VALUE MEASUREMENT (Continued)

		Fair value measurement at reporting date using
		Quoted prices	Significant	Significant
		in active	other	other
		markets for	observable	unobservable
		identical assets	inputs	inputs
	December 31,
	2025	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	7,057,770	—	7,057,770	—
Held-to-maturity debt investments	5,453,966	—	5,453,966	—
Long-term investments
Long-term time deposits	11,477,840	—	11,477,840	—
Held-to-maturity debt investments	1,079,884	—	1,079,884	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	21,625,789	—	20,736,797	888,992
Available-for-sale debt investments	5,370,207	—	5,370,207	—
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	59,446
Investments accounted for at fair value	5,717,276	53,674	5,580,750	82,852
Total	57,842,178	53,674	56,757,214	971,844
(i)	Investments are measured at fair value using the NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

22. FAIR VALUE MEASUREMENT (Continued)

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Short-term investments:

Amounts
RMB
(in thousands)
Fair value as of December 31, 2023	2,415,208
Addition	357,930
Change in fair value (i)	57,579
Exchange adjustment	30,163
Disposal	(1,611,559)
Fair value as of December 31, 2024	1,249,321
Addition	—
Change in fair value (i)	73,241
Exchange adjustment	(27,396)
Disposal	(406,174)
Fair value as of December 31, 2025	888,992
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income.

Long-term investments:

Amounts
RMB
(in thousands)
Fair value as of December 31, 2023	115,167
Addition	100
Change in fair value (i)	(43,196)
Disposal	(5,027)
Fair value as of December 31, 2024	67,044
Addition	12,088
Change in fair value (i)	3,820
Disposal	(100)
Fair value as of December 31, 2025	82,852

(i)Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income.

22. FAIR VALUE MEASUREMENT (Continued)

Assets Measured at Fair Value on a Non-Recurring Basis

Investments without readily determinable fair value

The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized.

For those equity investments without readily determinable fair value and accounted for other than under the equity method, the Group measures them at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. If this measurement alternative is elected, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.

As of December 31, 2024 and 2025, certain investments were assessed for impairment by considering factors, including but not limited to, the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies. These investments were measured using unobservable inputs (Level 3) and written down from their respective carrying values to fair value,with impairment charges incurred and recorded in consolidated statements of comprehensive income for the years then ended.

Non-financial assets

The Group’s non-financial assets, such as intangible assets, goodwill and property, plant and equipment, would be measured at fair value only if they were determined to be impaired.

The Group reviews long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Impairment loss for those assets was recognized based on the impairment test using the discounted cash flow method. The impairment recognized on the intangible assets and long-lived assets based on management’s assessment amounted to nil, RMB53.4 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group has a policy to perform goodwill impairment testing at the reporting unit level on December 31 annually, and between annual tests whenever a triggering event occurs. When performing the quantitative impairment test at the reporting unit level, the Group considers a number of factors including but not limited to expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry. The impairment recognized on goodwill based on management’s assessment amounted to RMB93.4 million, RMB98.2 million and RMB116.3 million for the years ended December 31, 2023, 2024 and 2025, respectively. The fair value of reporting units was determined using Level 3 inputs.